Shareholder Report, Holdings (Details)	Sep. 30, 2025
Columbia Short Term Bond Fund - Class A | Vista Point Securitization Trust 08/25/2055 5.601% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Short Term Bond Fund - Class A | Progress Residential Trust 04/17/2042 3.305% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Class A | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Class A | Aimco CLO Ltd. 07/17/2037 5.662% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A | U.S. Treasury Bills 10/14/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A | JPMorgan Chase & Co. 07/22/2030 4.995% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A | Affirm Master Trust 02/15/2033 4.990% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A | Extended Stay America Trust 10/15/2042 5.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A | Progress Residential Trust 07/20/2039 4.451% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia Short Term Bond Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Short Term Bond Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Short Term Bond Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Short Term Bond Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Short Term Bond Fund - Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Class A | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Class C | Vista Point Securitization Trust 08/25/2055 5.601% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Short Term Bond Fund - Class C | Progress Residential Trust 04/17/2042 3.305% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Class C | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Class C | Aimco CLO Ltd. 07/17/2037 5.662% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | U.S. Treasury Bills 10/14/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | JPMorgan Chase & Co. 07/22/2030 4.995% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | Affirm Master Trust 02/15/2033 4.990% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | Extended Stay America Trust 10/15/2042 5.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | Progress Residential Trust 07/20/2039 4.451% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia Short Term Bond Fund - Class C | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Short Term Bond Fund - Class C | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Short Term Bond Fund - Class C | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Short Term Bond Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Short Term Bond Fund - Class C | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Class C | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Institutional Class | Vista Point Securitization Trust 08/25/2055 5.601% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Short Term Bond Fund - Institutional Class | Progress Residential Trust 04/17/2042 3.305% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Institutional Class | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Institutional Class | Aimco CLO Ltd. 07/17/2037 5.662% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class | U.S. Treasury Bills 10/14/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class | JPMorgan Chase & Co. 07/22/2030 4.995% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class | Affirm Master Trust 02/15/2033 4.990% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class | Extended Stay America Trust 10/15/2042 5.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class | Progress Residential Trust 07/20/2039 4.451% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia Short Term Bond Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Short Term Bond Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Short Term Bond Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Short Term Bond Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Short Term Bond Fund - Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Institutional Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Institutional 2 Class | Vista Point Securitization Trust 08/25/2055 5.601% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Short Term Bond Fund - Institutional 2 Class | Progress Residential Trust 04/17/2042 3.305% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Institutional 2 Class | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Institutional 2 Class | Aimco CLO Ltd. 07/17/2037 5.662% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class | U.S. Treasury Bills 10/14/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class | JPMorgan Chase & Co. 07/22/2030 4.995% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class | Affirm Master Trust 02/15/2033 4.990% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class | Extended Stay America Trust 10/15/2042 5.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class | Progress Residential Trust 07/20/2039 4.451% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia Short Term Bond Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Short Term Bond Fund - Institutional 2 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Short Term Bond Fund - Institutional 2 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Short Term Bond Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Short Term Bond Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Institutional 2 Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Institutional 3 Class | Vista Point Securitization Trust 08/25/2055 5.601% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Short Term Bond Fund - Institutional 3 Class | Progress Residential Trust 04/17/2042 3.305% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Institutional 3 Class | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Institutional 3 Class | Aimco CLO Ltd. 07/17/2037 5.662% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class | U.S. Treasury Bills 10/14/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class | JPMorgan Chase & Co. 07/22/2030 4.995% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class | Affirm Master Trust 02/15/2033 4.990% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class | Extended Stay America Trust 10/15/2042 5.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class | Progress Residential Trust 07/20/2039 4.451% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia Short Term Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Short Term Bond Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Short Term Bond Fund - Institutional 3 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Short Term Bond Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Short Term Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Institutional 3 Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Term Bond Fund - Class S | Vista Point Securitization Trust 08/25/2055 5.601% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Short Term Bond Fund - Class S | Progress Residential Trust 04/17/2042 3.305% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Short Term Bond Fund - Class S | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Class S | Aimco CLO Ltd. 07/17/2037 5.662% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | U.S. Treasury Bills 10/14/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | JPMorgan Chase & Co. 07/22/2030 4.995% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | Affirm Master Trust 02/15/2033 4.990% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | Extended Stay America Trust 10/15/2042 5.450% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | Progress Residential Trust 07/20/2039 4.451% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Short Term Bond Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Columbia Short Term Bond Fund - Class S | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Short Term Bond Fund - Class S | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Columbia Short Term Bond Fund - Class S | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Columbia Short Term Bond Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Short Term Bond Fund - Class S | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Short Term Bond Fund - Class S | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Short Term Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%